Pension Plans-Components of Net Pension Cost/(Benefit) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 27, 2014	Dec. 28, 2013	Dec. 29, 2012
U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 84	$ 100	$ 32
Interest cost	287	287	70
Expected return on plan assets	(325)	(315)	(105)
Actuarial losses / (gains)	783	(1,154)	(41)
Amortization of prior service costs	5	4	1
Settlements	2	69	0
Curtailments	3	(3)	0
Special termination benefits	0	61	0
Defined benefit plan net cost / (benefit)	839	(951)	(43)
Non-U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Service cost	14	21	12
Interest cost	55	55	32
Expected return on plan assets	(60)	(57)	(43)
Actuarial losses / (gains)	12	(128)	28
Amortization of prior service costs	0	0	0
Settlements	0	0	0
Curtailments	0	(9)	0
Special termination benefits	0	1	0
Defined benefit plan net cost / (benefit)	$ 21	$ (117)	$ 29